Inventories - Summary Of Inventories Net Of Write downs (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 95	$ 1,998		$ 1,800
Work-in-process	331	1,376		905
Finished goods	2,495	628		221
Total inventory, net of allowance	$ 2,921	$ 4,002	$ 4,742	$ 2,926